UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    November 14, 2008

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27
Form 13F Information Table Value (x $1000) Total:  $723774


       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
ALCOA INC                    CALL             013817901     1804   79900 SH       SOLE                   79900        0
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105    49035 1057700 SH       SOLE                 1057700        0
ANADARKO PETE CORP           CALL             032511907     2911   60000 SH       SOLE                   60000        0
BROADRIDGE FINL SOLUTIONS IN COM              11133T103    38654 2511600 SH       SOLE                 2511600        0
CB RICHARD ELLIS GROUP INC   CL A             12497T101     1337  100000 SH       SOLE                  100000        0
CME GROUP INC                COM              12572Q105    36170   97360 SH       SOLE                   97360        0
CME GROUP INC                PUT              12572Q955     3715   10000 SH       SOLE                   10000        0
CSX CORP                     COM              126408103    37762  692000 SH       SOLE                  692000        0
CORRECTIONS CORP AMER NEW    COM NEW          22025Y407    39666 1596200 SH       SOLE                 1596200        0
COVANTA HLDG CORP            COM              22282E102    45206 1888300 SH       SOLE                 1888300        0
FISERV INC                   COM              337738108    22524  476000 SH       SOLE                  476000        0
GOODYEAR TIRE & RUBR CO      COM              382550101     1531  100000 SH       SOLE                  100000        0
GOOGLE INC                   CL A             38259P508    36728   91700 SH       SOLE                   91700        0
GRUPO AEROPORTUARIO DEL SURE SPON ADR SER B   40051E202    27939  562600 SH       SOLE                  562600        0
ISHARES TR                   CALL             464287904     8543  250000 SH       SOLE                  250000        0
ISHARES TR                   PUT              464287955     6800  100000 SH       SOLE                  100000        0
LAMAR ADVERTISING CO         CL A             512815101    42319 1370000 SH       SOLE                 1370000        0
LINN ENERGY LLC              UNIT LTD LIAB    536020100     8973  586469 SH       SOLE                  586469        0        0
LORILLARD INC                COM              544147101   102773 1444457 SH       SOLE                 1444457        0        0
MASTERCARD INC               CL A             57636Q104    39669  223700 SH       SOLE                  223700        0
MICROSOFT CORP               COM              594918104     1335   50000 SH       SOLE                   50000        0
PFIZER INC                   CALL             717081903     4610  250000 SH       SOLE                  250000        0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    11521  182000 SH       SOLE                  182000        0
UNION PAC CORP               COM              907818108    51413  722500 SH       SOLE                  722500        0
WELLPOINT INC                COM              94973V107    80996 1731800 SH       SOLE                 1731800        0
WELLPOINT INC                CALL             94973V907     8582  183500 SH       SOLE                  183500        0
WELLS FARGO & CO NEW         PUT              949746951    11259  300000 SH       SOLE                  300000        0

CUSIP not found in SEC13F Data file ... EXCLUDE it MFDZDB*AA CUSIP 013817903 CUSIP not found in SEC13F Data file ... EXCLUDE it MFDZDB*APC CUSIP 032511909 CUSIP not found in SEC13F Data file ... EXCLUDE it MFDZDB*CME CUSIP 12572Q956 CUSIP not found in SEC13F Data file ... EXCLUDE it MFDZDB*PFE CUSIP 717081905 CUSIP not found in SEC13F Data file ... EXCLUDE it MFDZDB*WFC CUSIP 949746952 CUSIP not found in SEC13F Data file ... EXCLUDE it MFDB*WLP CUSIP 94973V909